OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 29, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:    Registration Statement on Form N-14 for Oppenheimer Developing Markets Fund;
Proxy Materials for Oppenheimer Baring China Fund – Registration Statement No. 333-158629

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 2 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Developing Markets Fund (the "Registrant").

On April 17, 2009, we filed the initial N-14 in connection with the merger of Oppenheimer Baring China Fund into Oppenheimer Developing Markets Fund. On the facing page of that filing, we indicated an effective date of May 18, 2009.On May 5, 2009, we filed a delaying amendment as suggested by the SEC staff (the "Staff") on May 4.

On May 18 we were provided with further comments by the Staff. This filing is made to, as a general matter, complete the Registration Statement in an effort to expedite its effectiveness, including filing a consent of the auditors and an opinion of counsel with respect to the issuance of Developing Markets Fund shares in connection with the merger, and more particularly to address the comments provided by the Staff on May 18.

We have also included with this filing a request for acceleration of the effective date of the Registration Statement to May 29, 2009. We are scheduled to start mailing the combined prospectus and proxy statement to shareholders of Oppenheimer Baring China Fund on or about June 3, 2009. The shareholder meeting for Oppenheimer Baring China Fund is scheduled for July 31, 2009.

The Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street New York, NY 10281
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070
akantesaria@oppenheimerfunds.com

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission

         Mr. Kevin C. Rupert, Securities and Exchange Commission